Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate and Accummulated Depreciation [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Senior housing and care facilities:(1)
Aboite Twp, IN	$—	$1,770	$19,930	$—	$1,770	$19,930	$132	2010	2008
Agawam, MA	—	880	16,112	2,135	880	18,247	4,167	2002	1993
Akron, OH	—	290	8,219	492	290	8,711	1,297	2005	1961
Akron, OH	—	630	7,535	185	630	7,720	977	2006	1915
Albertville, AL	2,110	170	6,203	—	170	6,203	207	2010	1999
Albuquerque, NM	5,901	1,270	20,837	—	1,270	20,837	—	2010	1984
Alexandria, VA	—	1,330	7,820	—	1,330	7,820	459	2008	1955
Alliance, OH	4,621	270	7,723	107	270	7,830	1,083	2006	1982
Amarillo, TX	—	540	7,260	—	540	7,260	1,170	2005	1986
Amelia Island, FL	—	3,290	24,310	19,007	3,290	43,317	4,235	2005	1998
Ames, IA	—	330	8,871	—	330	8,871	161	2010	1999
Anderson, SC	—	710	6,290	—	710	6,290	1,402	2003	1986
Apple Valley, CA	8,390	480	16,639	—	480	16,639	449	2010	1999
Arcadia, LA	—	240	5,460	—	240	5,460	882	2006	2006
Asheboro, NC	—	290	5,032	166	290	5,198	1,047	2003	1998
Asheville, NC	—	204	3,489	—	204	3,489	1,208	1999	1999
Asheville, NC	—	280	1,955	352	280	2,307	524	2003	1992
Atlanta, GA	7,997	2,058	14,914	548	2,058	15,462	7,889	1997	1999
Atlanta, GA	—	460	5,540	190	460	5,730	975	2005	1972
Auburndale, FL	—	750	5,950	166	750	6,116	991	2005	1983
Aurora, CO	—	2,600	5,906	7,915	2,600	13,821	1,767	2006	2006
Aurora, CO	—	2,440	28,172	—	2,440	28,172	2,101	2006	2008
Austin, TX	19,819	880	9,520	396	880	9,916	3,249	1999	1998
Austin, TX	10,185	730	18,970	—	730	18,970	1,912	2007	2006
Avon, IN	—	1,830	14,470	—	1,830	14,470	274	2010	2004
Azusa, CA	—	570	3,141	5,936	570	9,077	1,050	1998	1988
Baltic, OH	3,787	50	8,709	189	50	8,898	1,205	2006	1983
Bartlesville, OK	—	100	1,380	—	100	1,380	570	1996	1995
Baytown, TX	9,553	450	6,150	—	450	6,150	1,516	2002	2000
Baytown, TX	—	540	11,110	—	540	11,110	355	2009	2008
Beachwood, OH	—	1,260	23,478	—	1,260	23,478	5,876	2001	1990
Beattyville, KY	—	100	6,900	—	100	6,900	1,068	2005	1972
Bellevue, WI	—	1,740	18,260	571	1,740	18,831	2,206	2006	2004
Bellingham, WA	10,429	1,500	19,861	—	1,500	19,861	497	2010	1996
Bethel Park, PA	—	1,700	16,007	—	1,700	16,007	775	2007	2009
Boise, ID	—	810	5,401	—	810	5,401	2,229	1998	1966
Boonville, IN	—	190	5,510	—	190	5,510	1,344	2002	2000
Boynton Beach, FL	—	980	8,112	—	980	8,112	1,502	2004	1999
Bradenton, FL	—	252	3,298	—	252	3,298	1,378	1996	1995
Braintree, MA	—	170	7,157	1,290	170	8,447	5,916	1997	1968
Brandon, MS	—	1,220	10,241	—	1,220	10,241	47	2010	1999
Bremerton, WA	—	390	2,210	144	390	2,354	241	2006	1999
Bremerton, WA	—	830	10,420	—	830	10,420	—	2010	1984
Brick, NJ	—	1,170	17,372	—	1,170	17,372	—	2010	1998
Brick, NJ(2)	—	690	17,125	—	690	17,125	—	2010	1999
Bridgewater, NJ	—	1,850	3,050	—	1,850	3,050	751	2004	1970
Bridgewater, NJ	—	1,730	48,201	—	1,730	48,201	—	2010	1999
Brighton, MA	—	240	3,859	2,126	240	5,985	959	2005	1982
Broadview Heights, OH	—	920	12,400	2,237	920	14,637	3,135	2001	1984
Bunnell, FL	—	260	7,118	—	260	7,118	1,396	2004	1985
Burlington, NC	—	280	4,297	707	280	5,004	995	2003	2000
Burlington, NC	—	460	5,467	—	460	5,467	1,120	2003	1997
Butler, AL	—	90	3,510	—	90	3,510	750	2004	1960
Butte, MT	—	550	3,957	43	550	4,000	1,112	1998	1999
Byrdstown, TN	—	—	2,414	—	—	2,414	1,086	2004	1982
Canton, MA	—	820	8,201	263	820	8,464	2,221	2002	1993
Canton, OH	—	300	2,098	—	300	2,098	720	1998	1998
Cape Coral, FL	—	530	3,281	—	530	3,281	805	2002	2000
Carmel, IN	—	2,370	57,175	263	2,370	57,438	3,794	2006	2007
Cary, NC	—	1,500	4,350	986	1,500	5,336	1,669	1998	1996
Chapel Hill, NC	—	354	2,646	783	354	3,429	794	2002	1997
Chelmsford, MA	—	1,040	10,951	—	1,040	10,951	2,130	2003	1997
Chickasha, OK	—	85	1,395	—	85	1,395	570	1996	1996
Cincinnati, OH	—	2,060	109,388	—	2,060	109,388	1,404	2007	2010
Citrus Heights, CA	15,578	2,300	31,876	—	2,300	31,876	722	2010	1997
Claremore, OK	—	155	1,428	—	155	1,428	563	1996	1996
Clarksville, TN	—	330	2,292	—	330	2,292	778	1998	1998
Clearwater, FL	—	160	7,218	—	160	7,218	1,281	2004	1961
Clearwater, FL	—	1,260	2,740	200	1,260	2,940	593	2005	1983

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated	Year	Year
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Acquired	Built
Cleburne, TX	—	520	5,369	—	520	5,369	509	2006	2007
Cleveland, TN	—	350	5,000	122	350	5,122	1,379	2001	1987
Coeur d’Alene, ID	—	600	7,878	—	600	7,878	2,865	1998	1996
Colorado Springs, CO	—	310	6,290	—	310	6,290	1,077	2005	1985
Colts Neck, NJ	—	780	14,733	—	780	14,733	—	2010	2002
Columbia, TN	—	341	2,295	—	341	2,295	789	1999	1999
Columbia, TN	—	590	3,787	—	590	3,787	1,019	2003	1974
Columbia, SC	—	2,120	4,860	5,709	2,120	10,569	1,644	2003	2000
Columbus, IN	—	610	3,190	—	610	3,190	59	2010	1998
Columbus, IN	—	530	5,170	1,540	530	6,710	1,492	2002	2001
Columbus, OH	—	1,070	11,726	1,204	1,070	12,930	1,801	2005	1968
Columbus, OH	4,254	1,010	4,931	91	1,010	5,022	763	2006	1983
Columbus, OH	—	1,860	16,624	1,077	1,860	17,701	2,389	2006	1978
Concord, NC	—	550	3,921	55	550	3,976	903	2003	1997
Conroe, TX	—	980	7,771	—	980	7,771	134	2009	2010
Corpus Christi, TX	—	307	443	—	307	443	203	2005	1985
Corpus Christi, TX	—	400	1,916	—	400	1,916	431	2005	1985
Crystal Lake, IL	—	840	7,290	—	840	7,290	456	2007	2008
Dade City, FL	—	250	7,150	—	250	7,150	1,315	2004	1975
Danville, VA	—	410	3,954	722	410	4,676	970	2003	1998
Davenport, IA	—	1,403	35,893	1,781	1,403	37,674	1,055	2006	2009
Daytona Beach, FL	—	470	5,930	—	470	5,930	1,187	2004	1986
Daytona Beach, FL	—	490	5,710	—	490	5,710	1,185	2004	1961
DeBary, FL	—	440	7,460	—	440	7,460	1,365	2004	1965
Dedham, MA	—	1,360	9,830	—	1,360	9,830	2,588	2002	1996
DeForest, WI	—	250	5,350	354	250	5,704	540	2007	2006
Defuniak Springs, FL	—	1,350	10,250	—	1,350	10,250	1,277	2006	1980
DeLand, FL	—	220	7,080	—	220	7,080	1,307	2004	1967
Denton, MD	—	390	4,010	206	390	4,216	1,046	2003	1982
Denver, CO	—	2,530	9,514	—	2,530	9,514	1,404	2005	1986
Denver, CO	—	3,650	14,906	1,585	3,650	16,491	1,704	2006	1987
Denver, CO	—	2,076	13,594	—	2,076	13,594	422	2007	2009
Douglasville, GA	—	1,350	7,471	—	1,350	7,471	1,778	2003	1975
Douglasville, GA	—	90	217	—	90	217	53	2003	1985
Drescher, PA	—	2,060	40,236	—	2,060	40,236	—	2010	2001
Dublin, OH	19,513	1,680	43,423	—	1,680	43,423	—	2010	1990
Durham, NC	—	1,476	10,659	2,196	1,476	12,855	6,977	1997	1999
East Norriston, PA	—	1,200	28,129	—	1,200	28,129	—	2010	1988
Easton, PA	—	285	6,315	—	285	6,315	3,301	1993	1959
Eden, NC	—	390	4,877	—	390	4,877	1,018	2003	1998
El Paso, TX	—	539	8,961	232	539	9,193	1,455	2005	1970
El Paso, TX	—	642	3,958	1,100	642	5,058	831	2005	1969
Elizabeth City, NC	—	200	2,760	2,011	200	4,771	1,359	1998	1999
Elizabethton, TN	—	310	4,604	336	310	4,940	1,370	2001	1980
Encinitas, CA	—	1,460	7,721	—	1,460	7,721	2,346	2000	2000
Englishtown, NJ	—	690	12,520	—	690	12,520	—	2010	1997
Erin, TN	—	440	8,060	134	440	8,194	2,114	2001	1981
Eugene, OR	—	300	5,316	—	300	5,316	2,089	1998	1972
Everett, WA	—	1,400	5,476	—	1,400	5,476	1,768	1999	1999
Fairfield, CA	—	1,460	14,040	—	1,460	14,040	3,510	2002	1998
Fairhaven, MA	—	770	6,230	—	770	6,230	1,117	2004	1999
Fall River, MA	—	620	5,829	4,856	620	10,685	3,445	1996	1973
Fayetteville, NY	—	410	3,962	500	410	4,462	1,071	2001	1997
Findlay, OH	—	200	1,800	—	200	1,800	677	1997	1997
Fishers, IN	—	1,500	14,500	—	1,500	14,500	274	2010	2000
Florence, NJ	—	300	2,978	—	300	2,978	727	2002	1999
Florence, AL	7,420	353	13,049	—	353	13,049	353	2010	1999
Forest City, NC	—	320	4,497	—	320	4,497	947	2003	1999
Fork Union, VA	—	310	2,490	60	310	2,550	163	2008	1990
Fort Pierce, FL	—	440	3,560	117	440	3,677	590	2005	1973
Fredericksburg, VA	—	1,000	20,000	303	1,000	20,303	3,040	2005	1999
Fremont, CA	20,302	3,400	25,300	1,427	3,400	26,727	3,370	2005	1987
Gardnerville, NV	13,121	1,143	10,831	629	1,143	11,460	6,259	1998	1999
Gastonia, NC	—	470	6,129	—	470	6,129	1,247	2003	1998
Gastonia, NC	—	310	3,096	22	310	3,118	679	2003	1994
Gastonia, NC	—	400	5,029	120	400	5,149	1,052	2003	1996
Georgetown, TX	—	200	2,100	—	200	2,100	776	1997	1997
Gig Harbor, WA	6,165	1,560	15,947	—	1,560	15,947	409	2010	1994
Gilroy, CA	—	760	13,880	23,860	760	37,740	3,089	2006	2007
Goochland, VA	—	350	3,697	—	350	3,697	236	2008	1991
Goshen, IN	—	210	6,120	—	210	6,120	864	2005	2006
Graceville, FL	—	150	13,000	—	150	13,000	1,575	2006	1980
Grand Ledge, MI	8,549	1,150	16,286	—	1,150	16,286	—	2010	1999
Grand Prairie, TX	—	574	3,426	—	574	3,426	668	2005	1982
Granger, IN	—	1,670	21,280	—	1,670	21,280	141	2010	2009
Granite City, IL	—	610	7,143	842	610	7,985	4,804	1998	1973
Granite City, IL	—	400	4,303	707	400	5,010	2,949	1999	1964
Greeneville, TN	—	400	8,290	—	400	8,290	1,626	2004	1979

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Greenfield, WI	—	600	6,626	328	600	6,954	620	2006	2006
Greensboro, NC	—	330	2,970	554	330	3,524	749	2003	1996
Greensboro, NC	—	560	5,507	1,013	560	6,520	1,374	2003	1997
Greenville, SC	—	310	4,750	—	310	4,750	873	2004	1997
Greenville, SC	—	5,400	100,523	634	5,400	101,157	2,681	2006	2009
Greenville, NC	—	290	4,393	168	290	4,561	920	2003	1998
Greenwood, IN	—	1,550	22,770	—	1,550	22,770	150	2010	2007
Hamden, CT	—	1,470	4,530	—	1,470	4,530	1,320	2002	1998
Hamilton, NJ	—	440	4,469	—	440	4,469	1,088	2001	1998
Hanover, IN	—	210	4,430	—	210	4,430	847	2004	2000
Hardin, IL	—	50	5,350	135	50	5,485	2,968	2002	1996
Harleysville, PA	—	960	11,355	—	960	11,355	482	2008	2009
Harriman, TN	—	590	8,060	158	590	8,218	2,258	2001	1972
Hattiesburg, MS	13,100	450	15,518	—	450	15,518	—	2010	2009
Haverford, PA	—	1,880	33,993	—	1,880	33,993	—	2010	2000
Hemet, CA	—	870	3,405	—	870	3,405	326	2007	1996
Hemet, CA	13,550	1,890	28,606	—	1,890	28,606	703	2010	1988
Hemet, CA	—	430	9,630	—	430	9,630	258	2010	1988
Henderson, NV	—	380	9,220	65	380	9,285	2,933	1998	1998
Henderson, NV	—	380	4,360	41	380	4,401	1,205	1999	2000
Herculaneum, MO	—	127	10,373	393	127	10,766	5,723	2002	1984
Hickory, NC	—	290	987	232	290	1,219	347	2003	1994
High Point, NC	—	560	4,443	793	560	5,236	1,091	2003	2000
High Point, NC	—	370	2,185	410	370	2,595	579	2003	1999
High Point, NC	—	330	3,395	28	330	3,423	720	2003	1994
High Point, NC	—	430	4,143	—	430	4,143	863	2003	1998
Highlands Ranch, CO	—	940	3,721	—	940	3,721	921	2002	1999
Hilliard, FL	—	150	6,990	—	150	6,990	2,499	1999	1990
Homestead, FL	—	2,750	11,750	—	2,750	11,750	1,456	2006	1994
Hopedale, MA	—	130	8,170	—	130	8,170	1,285	2005	1999
Houston, TX	—	4,790	7,100	—	4,790	7,100	2,114	2003	1974
Houston, TX	10,183	860	18,715	—	860	18,715	1,636	2007	2006
Houston, TX	—	5,090	9,471	—	5,090	9,471	435	2007	2009
Houston, TX	10,549	630	5,970	750	630	6,720	1,597	2002	1995
Howell, NJ	10,741	1,050	21,703	—	1,050	21,703	—	2010	2007
Huron, OH	—	160	6,088	1,452	160	7,540	963	2005	1983
Hutchinson, KS	—	600	10,590	—	600	10,590	1,753	2004	1997
Indianapolis, IN	—	495	6,287	22,565	495	28,852	3,309	2006	1981
Indianapolis, IN	—	255	2,473	12,123	255	14,596	1,461	2006	1981
Irving, TX	—	1,030	6,823	267	1,030	7,090	436	2007	2008
Jamestown, TN	—	—	6,707	—	—	6,707	3,018	2004	1966
Jefferson, OH	—	80	9,120	—	80	9,120	1,321	2006	1984
Jefferson City, MO	—	370	6,730	301	370	7,031	3,727	2002	1982
Jonesboro, GA	—	460	1,304	—	460	1,304	281	2003	1992
Jonesboro, GA	—	840	1,921	—	840	1,921	558	2003	1992
Kalida, OH	—	480	8,173	—	480	8,173	796	2006	2007
Kalispell, MT	—	360	3,282	—	360	3,282	1,096	1998	1998
Kansas City, MO	6,097	1,820	34,898	—	1,820	34,898	—	2010	1980
Kansas City, MO	7,455	1,930	39,997	—	1,930	39,997	—	2010	1986
Kenner, LA	—	1,100	10,036	125	1,100	10,161	5,565	1998	2000
Kennett Square, PA	—	1,050	22,946	—	1,050	22,946	—	2010	2008
Kennewick, WA	9,320	1,820	27,991	—	1,820	27,991	660	2010	1994
Kenosha, WI	—	1,500	9,139	—	1,500	9,139	475	2007	2009
Kent, WA	—	940	20,318	10,381	940	30,699	2,031	2007	2000
Kirkland, WA	—	1,880	4,315	—	1,880	4,315	893	2003	1996
Kissimmee, FL	—	230	3,854	—	230	3,854	710	2004	1972
LaBelle, FL	—	60	4,946	—	60	4,946	989	2004	1986
Lake Havasu City, AZ	—	450	4,223	—	450	4,223	1,343	1998	1999
Lake Havasu City, AZ	—	110	2,244	136	110	2,380	798	1998	1994
Lake Placid, FL	—	150	12,850	—	150	12,850	2,415	2004	1984
Lancaster, CA	10,763	700	15,295	—	700	15,295	405	2010	1999
Lawrenceville, VA	—	170	4,780	—	170	4,780	294	2008	1989
Lecanto, FL	—	200	6,900	—	200	6,900	1,217	2004	1986
Lee, MA	—	290	18,135	926	290	19,061	4,534	2002	1998
Lenoir, NC	—	190	3,748	641	190	4,389	910	2003	1998
Lexington, NC	—	200	3,900	1,015	200	4,915	1,111	2002	1997
Lincoln, NE	5,435	390	13,807	—	390	13,807	233	2010	2000
Linwood, NJ	—	800	21,984	—	800	21,984	—	2010	1997
Litchfield, CT	—	1,240	17,908	—	1,240	17,908	—	2010	1998
Little Neck, NY	—	3,350	38,461	—	3,350	38,461	—	2010	2000
Littleton, MA	—	1,240	2,910	—	1,240	2,910	863	1996	1975
Loma Linda, CA	—	2,214	9,586	—	2,214	9,586	836	2008	1976
Longview, TX	—	293	1,707	—	293	1,707	386	2005	1971
Longview, TX	—	610	5,520	—	610	5,520	534	2006	2007
Longwood, FL	—	480	7,520	—	480	7,520	1,408	2004	1980
Los Angeles, CA	—	—	11,430	—	—	11,430	246	2008	2008
Louisville, KY	—	490	10,010	—	490	10,010	1,943	2005	1978
Louisville, KY	—	430	7,135	163	430	7,298	1,990	2002	1974

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Louisville, KY	—	350	4,675	109	350	4,784	1,334	2002	1975
Lufkin, TX	—	343	1,184	—	343	1,184	389	2005	1919
Manassas, VA	—	750	7,446	—	750	7,446	1,473	2003	1996
Manchester, NH	—	340	4,360	159	340	4,519	681	2005	1984
Mansfield, TX	—	660	5,251	—	660	5,251	513	2006	2007
Manteca, CA	6,445	1,300	12,125	1,309	1,300	13,434	1,677	2005	1985
Margate, FL	—	500	7,303	2,459	500	9,762	6,606	1998	1972
Marianna, FL	—	340	8,910	—	340	8,910	1,076	2006	1997
Martinsville, VA	—	349	—	—	349	—	—	2003
Marysville, CA	—	450	4,172	44	450	4,216	1,176	1998	1999
Marysville, WA	4,775	620	4,780	229	620	5,009	926	2003	1998
Matthews, NC	—	560	4,738	—	560	4,738	1,021	2003	1998
McConnelsville, OH	—	190	7,060	—	190	7,060	40	2010	1946
McHenry, IL	—	1,632	—	—	1,632	—	—	2006
McHenry, IL	—	3,550	15,300	6,718	3,550	22,018	1,962	2006	2004
McKinney, TX	—	1,570	7,389	—	1,570	7,389	162	2009	2010
Melbourne, FL	—	7,070	48,257	970	7,070	49,227	1,934	2007	2009
Melville, NY	—	4,280	73,283	—	4,280	73,283	—	2010	2001
Memphis, TN	—	970	4,246	—	970	4,246	1,084	2003	1981
Memphis, TN	—	480	5,656	—	480	5,656	1,336	2003	1982
Memphis, TN	—	940	5,963	—	940	5,963	1,337	2004	1951
Memphis, TN	—	390	9,660	—	390	9,660	—	2010	1981
Menomonee Falls, WI	—	1,020	6,984	—	1,020	6,984	607	2006	2007
Merrillville, IN	—	643	7,084	3,526	643	10,610	5,090	1997	1999
Mesa, AZ	6,365	950	9,087	232	950	9,319	2,630	1999	2000
Middleburg Heights, OH	—	960	7,780	—	960	7,780	1,314	2004	1998
Middleton, WI	—	420	4,006	600	420	4,606	989	2001	1991
Midland, MI	—	200	11,025	—	200	11,025	—	2010	1994
Midwest City, OK	—	470	5,673	—	470	5,673	3,036	1998	1958
Midwest City, OK	—	484	5,516	—	484	5,516	937	2005	1987
Mill Creek, WA	30,914	10,150	60,274	—	10,150	60,274	1,339	2010	1998
Missoula, MT	—	550	7,490	—	550	7,490	1,084	2005	1998
Monroe, NC	—	470	3,681	648	470	4,329	921	2003	2001
Monroe, NC	—	310	4,799	857	310	5,656	1,133	2003	2000
Monroe, NC	—	450	4,021	114	450	4,135	875	2003	1997
Monroe, WA	14,585	2,560	34,460	—	2,560	34,460	776	2010	1994
Monteagle, TN	—	310	3,318	—	310	3,318	830	2003	1980
Monterey, TN	—	—	4,195	—	—	4,195	1,888	2004	1977
Monticello, FL	—	140	4,471	—	140	4,471	920	2004	1986
Moorestown, NJ	—	2,060	51,628	—	2,060	51,628	—	2010	2000
Morehead City, NC	—	200	3,104	1,648	200	4,752	1,345	1999	1999
Morgantown, KY	—	380	3,705	—	380	3,705	876	2003	1965
Moss Point, MS	—	120	7,280	—	120	7,280	1,392	2004	1933
Mount Airy, NC	—	270	6,430	118	270	6,548	851	2005	1998
Mountain City, TN	—	220	5,896	660	220	6,556	2,958	2001	1976
Mt. Vernon, WA	—	400	2,200	156	400	2,356	249	2006	2001
Myrtle Beach, SC	—	6,890	41,526	283	6,890	41,809	1,681	2007	2009
Nacogdoches, TX	—	390	5,754	—	390	5,754	546	2006	2007
Naples, FL	—	1,716	17,306	923	1,716	18,229	12,497	1997	1999
Naples, FL	—	550	5,450	—	550	5,450	1,024	2004	1968
Nashville, TN	—	4,910	29,590	—	4,910	29,590	1,983	2008	2007
Natchitoches, LA	—	190	4,096	—	190	4,096	717	2005	1975
Needham, MA	—	1,610	13,715	366	1,610	14,081	3,707	2002	1994
Neenah, WI	—	630	15,120	—	630	15,120	234	2010	1991
New Haven, IN	—	176	3,524	—	176	3,524	787	2004	1981
New Haven, CT	—	160	4,778	1,682	160	6,460	1,877	2006	1958
New York, NY	—	1,440	21,460	975	1,440	22,435	2,273	2006	1959
Newark, DE	—	560	21,220	—	560	21,220	3,452	2004	1998
Newburyport, MA	—	960	8,290	—	960	8,290	1,988	2002	1999
Norman, OK	—	55	1,484	—	55	1,484	688	1995	1995
North Augusta, SC	—	332	2,558	—	332	2,558	866	1999	1998
North Miami, FL	—	430	3,918	—	430	3,918	985	2004	1968
North Miami, FL	—	440	4,830	—	440	4,830	992	2004	1963
North Miami Beach, FL	—	300	5,709	2,006	300	7,715	5,145	1998	1987
Norwalk, CT	—	410	2,118	2,973	410	5,091	1,581	2004	1971
Ocala, FL	—	1,340	10,564	—	1,340	10,564	374	2008	2009
Ogden, UT	—	360	6,700	—	360	6,700	1,144	2004	1998
Oklahoma City, OK	—	510	10,694	—	510	10,694	1,463	1998	1979
Oklahoma City, OK	—	590	7,513	—	590	7,513	518	2007	2008
Oklahoma City, OK	—	760	7,017	—	760	7,017	358	2007	2009
Olympia, WA	7,387	550	16,689	—	550	16,689	434	2010	1995
Omaha, NE	—	370	10,230	—	370	10,230	183	2010	1998
Omaha, NE	4,681	380	8,864	—	380	8,864	157	2010	1999
Oneonta, NY	—	80	5,020	—	80	5,020	424	2007	1996
Ormond Beach, FL	—	—	2,739	73	—	2,812	1,213	2002	1983
Oshkosh, WI	—	900	3,800	3,687	900	7,487	872	2006	2005
Oshkosh, WI	—	400	23,237	—	400	23,237	1,212	2007	2008
Oswego, IL	—	900	8,047	—	900	8,047	505	2006	2008

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Overland Park, KS	—	1,120	8,360	—	1,120	8,360	1,259	2005	1970
Overland Park, KS	—	3,730	27,076	340	3,730	27,416	768	2008	2009
Overland Park, KS	—	4,500	29,105	—	4,500	29,105	—	2010	1988
Owasso, OK	—	215	1,380	—	215	1,380	544	1996	1996
Owensboro, KY	—	240	6,760	—	240	6,760	1,134	1993	1966
Owensboro, KY	—	225	13,275	—	225	13,275	2,135	2005	1964
Owenton, KY	—	100	2,400	—	100	2,400	474	2005	1979
Oxford, MI	12,094	1,430	15,791	—	1,430	15,791	—	2010	2001
Palestine, TX	—	180	4,320	1,300	180	5,620	579	2006	2005
Palm Coast, FL	—	870	10,957	—	870	10,957	259	2008	2010
Panama City, FL	—	300	9,200	—	300	9,200	1,734	2004	1992
Paris, TX	—	490	5,452	—	490	5,452	1,513	2005	2006
Pasadena, TX	10,207	720	24,080	—	720	24,080	2,390	2007	2005
Paso Robles, CA	—	1,770	8,630	—	1,770	8,630	2,143	2002	1998
Pawleys Island, SC	—	2,020	32,590	5,249	2,020	37,839	4,609	2005	1997
Pigeon Forge, TN	—	320	4,180	117	320	4,297	1,236	2001	1986
Pikesville, MD	—	450	10,750	—	450	10,750	1,124	2007	1983
Pinehurst, NC	—	290	2,690	484	290	3,174	699	2003	1998
Piqua, OH	—	204	1,885	—	204	1,885	665	1997	1997
Pittsburgh, PA	—	1,750	8,572	115	1,750	8,687	1,408	2005	1998
Plano, TX	—	1,305	9,095	952	1,305	10,047	1,515	2005	1977
Plattsmouth, NE	—	250	5,650	—	250	5,650	107	2010	1999
Plymouth, MI	12,876	1,490	19,990	—	1,490	19,990	—	2010	1972
Port St. Joe, FL	—	370	2,055	—	370	2,055	666	2004	1982
Port St. Lucie, FL	—	8,700	47,230	—	8,700	47,230	932	2008	2010
Post Falls, ID	—	2,700	14,217	2,181	2,700	16,398	920	2007	2008
Prospect, CT	—	820	1,441	2,503	820	3,944	1,356	2004	1970
Pueblo, CO	—	370	6,051	—	370	6,051	2,460	1998	1989
Puyallup, WA	11,830	1,150	20,776	—	1,150	20,776	522	2010	1985
Quincy, FL	—	200	5,333	—	200	5,333	1,105	2004	1983
Quincy, MA	—	2,690	15,410	—	2,690	15,410	2,436	2004	1999
Quitman, MS	—	60	10,340	—	60	10,340	1,861	2004	1976
Raleigh, NC	—	10,000	—	—	10,000	—	—	2008
Raytown, MO	—	510	5,490	—	510	5,490	573	2006	2000
Rehoboth Beach, DE	—	960	24,248	—	960	24,248	—	2010	1999
Reidsville, NC	—	170	3,830	857	170	4,687	1,073	2002	1998
Reno, NV	—	1,060	11,440	—	1,060	11,440	1,931	2004	1998
Richmond, VA	—	1,211	2,889	—	1,211	2,889	897	2003	1995
Richmond, VA	—	760	12,640	—	760	12,640	1,349	2007	1969
Ridgeland, MS	—	520	7,675	—	520	7,675	1,521	2003	1997
Ridgely, TN	—	300	5,700	97	300	5,797	1,534	2001	1990
Ringgold, LA	—	30	4,174	—	30	4,174	705	2005	1984
Rockledge, FL	—	360	4,117	—	360	4,117	1,390	2001	1970
Rockwood, TN	—	500	7,116	741	500	7,857	2,082	2001	1979
Rocky Hill, CT	—	1,460	7,040	—	1,460	7,040	1,857	2002	1998
Rocky Hill, CT	—	1,090	6,710	1,500	1,090	8,210	1,403	2003	1996
Rogersville, TN	—	350	3,278	—	350	3,278	822	2003	1980
Rohnert Park, CA	14,280	6,500	18,700	1,125	6,500	19,825	2,530	2005	1985
Romeoville, IL	—	854	12,646	58,220	6,100	65,620	1,536	2006	2010
Romeoville, IL	—	1,895	—	—	1,895	—	—	2006
Roswell, GA	8,211	1,107	9,627	358	1,107	9,985	5,611	1997	1999
Royal Palm Beach, FL	—	980	8,320	—	980	8,320	1,604	2004	1984
Ruston, LA	—	130	9,403	—	130	9,403	1,407	2005	1965
Sacramento, CA	9,834	940	14,781	—	940	14,781	404	2010	1978
Saint Simons Island, GA	—	6,440	50,060	963	6,440	51,023	3,212	2008	2007
Salem, OR	—	449	5,172	—	449	5,172	1,727	1999	1998
Salisbury, NC	—	370	5,697	168	370	5,865	1,187	2003	1997
San Angelo, TX	—	260	8,800	—	260	8,800	1,456	2004	1997
San Antonio, TX	11,026	560	7,315	—	560	7,315	1,817	2002	2000
San Antonio, TX	10,163	640	13,360	—	640	13,360	1,386	2007	2004
San Juan Capistrano, CA	—	1,390	6,942	—	1,390	6,942	1,839	2000	2001
San Ramon, CA	9,851	2,430	17,488	—	2,430	17,488	467	2010	1989
Sarasota, FL	—	475	3,175	—	475	3,175	1,326	1996	1995
Sarasota, FL	—	560	8,474	—	560	8,474	2,703	1999	2000
Sarasota, FL	—	600	3,400	—	600	3,400	713	2004	1982
Scituate, MA	—	1,740	10,640	—	1,740	10,640	1,484	2005	1976
Scottsdale, AZ	—	2,500	3,890	710	2,500	4,600	291	2008	1999
Seattle, WA	7,921	5,190	9,350	—	5,190	9,350	389	2010	1962
Seattle, WA	8,040	3,420	15,555	—	3,420	15,555	444	2010	2000
Seattle, WA	9,548	2,630	10,257	—	2,630	10,257	328	2010	2003
Seattle, WA	29,655	10,670	37,291	—	10,670	37,291	919	2010	2005
Selbyville, DE	—	750	25,912	—	750	25,912	—	2010	2008
Seven Fields, PA	—	484	4,663	59	484	4,722	1,585	1999	1999
Seville, OH	—	230	1,770	—	230	1,770	387	2005	1981
Shawnee, OK	—	80	1,400	—	80	1,400	574	1996	1995
Sheboygan, WI	—	80	5,320	3,774	80	9,094	663	2006	2006
Shelby, MS	—	60	5,340	—	60	5,340	991	2004	1979
Shelbyville, KY	—	630	3,870	—	630	3,870	630	2005	1965

			Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Sherman, TX	—	700	5,221	—	700	5,221	565	2005	2006
Shrewsbury, NJ	—	2,120	38,116	—	2,120	38,116	—	2010	2000
Silvis, IL	—	880	16,420	—	880	16,420	147	2010	2005
Smithfield, NC	—	290	5,680	—	290	5,680	1,169	2003	1998
Sonoma, CA	15,400	1,100	18,400	869	1,100	19,269	2,467	2005	1988
South Boston, MA	—	385	2,002	5,218	385	7,220	2,460	1995	1961
South Pittsburg, TN	—	430	5,628	—	430	5,628	1,193	2004	1979
Sparks, NV	—	3,700	46,526	—	3,700	46,526	1,789	2007	2009
Spartanburg, SC	—	3,350	15,750	9,028	3,350	24,778	2,498	2005	1997
Spring City, TN	—	420	6,085	2,579	420	8,664	2,179	2001	1987
St. Charles, IL	—	990	15,265	—	990	15,265	647	2006	2009
St. Louis, MO	—	750	6,030	—	750	6,030	1,436	1995	1994
St. Louis, MO	—	1,890	14,430	—	1,890	14,430	—	2010	1963
Stanwood, WA	10,501	2,260	28,474	—	2,260	28,474	689	2010	1998
Starke, FL	—	120	10,180	—	120	10,180	1,903	2004	1990
Statesville, NC	—	150	1,447	266	150	1,713	376	2003	1990
Statesville, NC	—	310	6,183	8	310	6,191	1,228	2003	1996
Statesville, NC	—	140	3,627	—	140	3,627	746	2003	1999
Staunton, VA	—	310	11,090	—	310	11,090	1,196	2007	1959
Stillwater, OK	—	80	1,400	—	80	1,400	577	1995	1995
Stockton, CA	6,773	2,280	5,983	—	2,280	5,983	254	2010	1988
Stuart, FL	—	390	8,110	—	390	8,110	1,503	2004	1985
Swanton, OH	—	330	6,370	—	330	6,370	1,132	2004	1950
Tampa, FL	—	830	6,370	—	830	6,370	1,470	2004	1968
Texarkana, TX	—	192	1,403	—	192	1,403	552	1996	1996
Toledo, OH	16,896	2,040	47,129	—	2,040	47,129	—	2010	1985
Toms River, NJ	—	1,610	34,627	—	1,610	34,627	—	2010	2005
Torrington, CT	—	360	1,261	1,274	360	2,535	767	2004	1966
Troy, OH	—	200	2,000	4,254	200	6,254	832	1997	1997
Troy, OH	—	470	16,730	—	470	16,730	2,862	2004	1971
Tucson, AZ	—	930	13,399	—	930	13,399	1,923	2005	1985
Tulsa, OK	—	1,390	7,110	—	1,390	7,110	127	2010	1998
Tulsa, OK	6,579	1,330	21,285	—	1,330	21,285	—	2010	1986
Tulsa, OK	8,598	1,500	20,861	—	1,500	20,861	—	2010	1984
Twin Falls, ID	—	550	14,740	—	550	14,740	3,557	2002	1991
Tyler, TX	—	650	5,268	—	650	5,268	511	2006	2007
Uhrichsville, OH	—	24	6,716	—	24	6,716	925	2006	1977
Vacaville, CA	14,683	900	17,100	1,127	900	18,227	2,312	2005	1986
Vallejo, CA	22,409	4,000	18,000	1,341	4,000	19,341	2,428	2005	1989
Vallejo, CA	—	2,330	15,407	—	2,330	15,407	444	2010	1990
Valparaiso, IN	—	112	2,558	—	112	2,558	688	2001	1998
Valparaiso, IN	—	108	2,962	—	108	2,962	780	2001	1999
Vancouver, WA	10,000	1,820	19,042	—	1,820	19,042	484	2010	2006
Venice, FL	—	500	6,000	—	500	6,000	1,108	2004	1987
Venice, FL	—	1,150	10,674	—	1,150	10,674	302	2008	2009
Vero Beach, FL	—	263	3,187	—	263	3,187	830	2001	1999
Vero Beach, FL	—	297	3,263	—	297	3,263	858	2001	1996
Vero Beach, FL	—	2,930	40,070	3,202	2,930	43,272	3,677	2007	2003
W. Hartford, CT	—	2,650	5,980	—	2,650	5,980	1,146	2004	1905
Wake Forest, NC	—	200	3,003	1,742	200	4,745	1,417	1998	1999
Wareham, MA	—	875	10,313	1,701	875	12,014	2,917	2002	1989
Warren, OH	—	240	3,810	—	240	3,810	660	2005	1973
Waterbury, CT	—	370	2,166	1,859	370	4,025	1,085	2006	1972
Waterford, CT	—	1,360	12,540	—	1,360	12,540	3,043	2002	2000
Waukesha, WI	—	1,100	14,910	—	1,100	14,910	402	2008	2009
Waxahachie, TX	—	650	5,763	—	650	5,763	410	2007	2008
Weatherford, TX	—	660	5,261	—	660	5,261	514	2006	2007
Webster, TX	9,713	360	5,940	—	360	5,940	1,470	2002	2000
West Haven, CT	—	580	1,620	1,529	580	3,149	1,019	2004	1971
West Worthington, OH	—	510	5,090	—	510	5,090	733	2006	1980
Westerville, OH	—	740	8,287	2,736	740	11,023	5,344	1998	2001
Westlake, OH	—	1,330	17,926	—	1,330	17,926	4,559	2001	1985
Westlake, OH	—	571	5,411	—	571	5,411	2,121	1998	1957
Westmoreland, TN	—	330	1,822	2,634	330	4,456	1,218	2001	1994
White Hall, IL	—	50	5,550	670	50	6,220	3,316	2002	1971
White Lake, MI	11,145	2,920	20,179	—	2,920	20,179	—	2010	2000
Whitemarsh, PA	—	2,310	6,190	1,702	2,310	7,892	1,236	2005	1967
Whittier, CA	12,295	4,470	22,151	—	4,470	22,151	596	2010	1988
Wichita, KS	—	1,400	11,000	—	1,400	11,000	1,289	2006	1997
Williamsburg, VA	—	1,360	7,440	—	1,360	7,440	805	2007	1970
Williamstown, KY	—	70	6,430	—	70	6,430	1,044	2005	1987
Wilmington, NC	—	210	2,991	—	210	2,991	990	1999	1999
Winchester, VA	—	640	1,510	—	640	1,510	112	2008	1964
Winston-Salem, NC	—	360	2,514	459	360	2,973	630	2003	1996
Winston-Salem, NC	—	5,700	13,550	13,154	5,700	26,704	2,730	2005	1997
Woodbridge, VA	—	680	4,423	330	680	4,753	1,155	2002	1977
Worcester, MA	—	3,500	54,099	—	3,500	54,099	1,448	2007	2009
Worcester, MA	—	2,300	9,060	—	2,300	9,060	576	2008	1993

			Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Zionsville, IN	—	1,610	22,400	—	1,610	22,400	148	2010	2009

Total senior housing and care facilities	660,567	479,062	4,993,512	330,111	484,308	5,318,377	599,276
Medical facilities:
Akron, OH	—	300	20,200	—	300	20,200	528	2009	2008
Amarillo, TX	—	72	11,928	1,400	72	13,328	1,793	2005	1986
Arcadia, CA	10,154	5,408	23,219	1,082	5,618	24,091	3,567	2006	1984
Atlanta, GA	—	4,931	18,720	1,481	5,293	19,839	3,691	2006	1992
Austell, GA	—	2,223	7,982	59	2,223	8,041	2,048	2006	1999
Bartlett, TN	8,498	187	15,015	657	187	15,672	2,205	2007	2004
Boynton Beach, FL	4,225	214	6,574	206	214	6,780	978	2007	2004
Boynton Beach, FL	4,603	2,048	7,692	188	2,048	7,880	1,620	2006	1995
Boynton Beach, FL	4,129	2,048	7,403	645	2,048	8,048	1,169	2006	1997
Boynton Beach, FL	6,164	109	11,235	458	117	11,685	1,624	2007	1996
Boardman, OH	—	1,200	12,800	—	1,200	12,800	862	2008	2008
Boardman, OH	—	80	13,619	—	80	13,619	—	2010	2007
Bellaire, TX	—	4,551	45,900	205	4,551	46,105	5,270	2006	2005
Bellaire, TX	—	2,972	33,445	1,238	2,972	34,683	4,462	2006	2005
Birmingham, AL	—	651	39,552	1,157	651	40,709	6,014	2006	1971
Bowling Green, KY	—	3,800	26,700	45	3,800	26,745	1,726	2008	1992
Bellingham, MA	—	9,270	—	—	9,270	—	—	2010
Bellevue, NE	—	4,500	99,186	—	4,500	99,186	1,465	2008	2010
Bellevue, NE	—	—	15,833	—	—	15,833	239	2010	2010
Boca Raton, FL	13,809	109	34,002	934	124	34,921	5,075	2006	1995
Bridgeton, MO	11,972	450	21,221	—	450	21,221	—	2010	2006
Cedar Grove, WI	—	113	618	—	113	618	19	2010	1986
Clarkson Valley, MO	—	—	—	35,592	—	35,592	568	2009	2010
Claremore, OK	8,357	132	12,829	270	132	13,099	1,811	2007	2005
Corpus Christi, TX	—	77	3,923	—	77	3,923	653	2005	1968
Coral Springs, FL	—	1,598	10,627	541	1,635	11,131	1,967	2006	1993
Covington, KY	—	1,290	8,093	1,150	1,290	9,243	261	2008	2009
Dallas, TX	15,533	137	28,690	257	137	28,947	4,174	2006	1995
Denton, TX	12,327	—	19,407	395	—	19,802	2,180	2007	2005
Delray Beach, FL	—	1,882	34,767	3,333	1,941	38,041	6,299	2006	1985
Durham, NC	—	6,814	10,825	1,838	7,007	12,470	3,451	2006	1980
Durham, NC	—	—	—	157	13	144	52	2006	1980
Edina, MN	6,033	310	15,132	—	310	15,132	—	2010	2003
El Paso, TX	—	112	15,888	44	112	15,932	2,259	2005	1994
El Paso, TX	10,405	677	17,075	516	677	17,591	2,794	2006	1997
El Paso, TX	—	2,400	32,800	424	2,400	33,224	2,886	2008	2003
El Paso, TX	—	600	6,700	—	600	6,700	511	2008	2003
Fayetteville, GA	3,327	959	7,540	388	959	7,928	1,282	2006	1999
Fresno, CA	—	2,500	35,800	73	2,500	35,873	2,314	2008	1991
Franklin, TN	—	2,338	12,138	267	2,338	12,405	1,933	2007	1988
Franklin, WI	8,122	6,872	7,550	—	6,872	7,550	242	2010	1984
Frisco, TX	9,253	—	18,635	48	—	18,683	2,458	2007	2004
Frisco, TX	—	—	15,309	1,023	—	16,332	2,185	2007	2004
Fort Wayne, IN	—	170	8,232	—	170	8,232	722	2006	2006
Green Bay, WI	10,223	—	14,891	—	—	14,891	422	2010	2002
Green Bay, WI	—	—	31,794	—	—	31,794	1,010	2010	2002
Glendale, CA	8,311	37	18,398	—	37	18,398	2,421	2007	2002
Gallatin, TN	—	20	19,480	—	20	19,480	—	2010	1997
Greeley, CO	—	877	6,707	—	877	6,707	1,031	2007	1997
Germantown, TN	—	3,049	12,456	561	3,049	13,017	1,808	2006	2002
Greeneville, TN	—	970	10,032	—	970	10,032	—	2010	2005
Jupiter, FL	7,255	2,252	11,415	69	2,252	11,484	1,952	2006	2001
Jupiter, FL	4,518	—	5,858	2,868	2,825	5,901	943	2007	2004
Killeen, TX	—	760	22,977	—	760	22,977	—	2010	2010
Kenosha, WI	10,528	—	18,058	—	—	18,058	501	2010	1993
Lafayette, LA	—	1,928	10,483	26	1,928	10,509	1,629	2006	1993
Lenexa, KS	12,440	540	16,013	—	540	16,013	—	2010	2008
Los Gatos, CA	—	488	22,386	466	488	22,852	3,644	2006	1993
Lakeway, TX	—	2,801	—	—	2,801	—	—	2007
Lincoln, NE	11,550	1,420	29,692	—	1,420	29,692	—	2010	2003
Loxahatchee, FL	—	1,340	6,509	10	1,340	6,519	1,004	2006	1993
Loxahatchee, FL	2,708	1,553	4,694	466	1,562	5,151	700	2006	1994
Loxahatchee, FL	—	1,637	5,048	762	1,646	5,801	752	2006	1997
Los Alamitos, CA	8,442	—	18,635	158	39	18,754	2,506	2007	2003
Lake St Louis, MO	—	240	11,937	—	240	11,937	—	2010	2008
Las Vegas, NV	—	6,127	—	—	6,127	—	—	2007
Las Vegas, NV	—	6,734	54,886	89	6,734	54,975	7,170	2006	1991
Las Vegas , NV	6,058	74	15,287	250	74	15,537	2,756	2006	2000
Las Vegas, NV	—	2,319	4,612	688	2,319	5,300	785	2006	1991
Las Vegas, NV	3,095	—	6,921	499	433	6,987	998	2007	1997
Lakewood, CA	—	146	14,885	483	146	15,368	2,145	2006	1993
Lawrenceville, GA	—	2,279	10,732	49	2,298	10,762	1,706	2006	2001

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Year Acquired	Year Built
Lawrenceville, GA	—	1,054	4,974	25	1,070	4,983	822	2006	2002
Marinette, WI	8,391	—	13,538	—	—	13,538	452	2010	2002
Malabar, FL	—	5,000	12,000	—	5,000	12,000	—	2010	2008
Middletown, NY	—	1,756	20,364	465	1,756	20,829	4,247	2006	1998
Midwest City, OK	—	146	3,854	—	146	3,854	625	2005	1996
Melbourne, FL	—	600	9,400	—	600	9,400	—	2010	1986
Melbourne, FL	—	1,400	24,400	—	1,400	24,400	—	2010	2003
Melbourne, FL	—	7,000	69,000	—	7,000	69,000	—	2010	2009
Merced, CA	—	—	13,772	—	—	13,772	417	2009	2010
Mesa, AZ	—	1,558	9,561	225	1,558	9,786	1,469	2008	1989
Meridian, ID	—	3,600	20,802	251	3,600	21,053	1,941	2006	2008
Marlton, NJ	—	—	38,300	36	—	38,336	2,475	2008	1994
Merrillville, IN	—	700	11,699	154	700	11,853	835	2007	2008
Merrillville, IN	—	—	22,134	—	—	22,134	1,623	2008	2006
Morrow, GA	—	818	8,064	151	834	8,199	1,213	2007	1990
Mount Juliet, TN	5,288	1,566	11,697	—	1,566	11,697	1,703	2007	2005
Muskego, WI	1,758	964	2,159	—	964	2,159	60	2010	1993
Milwaukee, WI	25,963	—	44,535	—	—	44,535	1,208	2010	1983
Milwaukee, WI	7,289	1,425	11,520	—	1,425	11,520	451	2010	1962
Milwaukee, WI	5,067	540	8,457	—	540	8,457	254	2010	1930
Milwaukee, WI	1,749	922	2,185	—	922	2,185	107	2010	1958
Niagara Falls, NY	—	1,335	17,702	731	1,524	18,244	2,833	2007	1990
Nashville , TN	—	1,806	7,165	748	1,806	7,913	1,487	2006	1986
Nashville, TN	—	4,300	—	—	4,300	—	—	2010
New Berlin, WI	6,774	3,739	8,290	—	3,739	8,290	249	2010	1993
Okatie, SC	7,983	171	17,791	53	194	17,821	1,913	2007	1998
Orange Village, OH	—	610	7,419	28	610	7,447	1,385	2007	1985
Oshkosh, WI	10,381	—	15,881	—	—	15,881	433	2010	2000
Oshkosh, WI	—	—	18,339	—	—	18,339	505	2010	2000
Palm Springs, CA	—	365	12,396	909	365	13,305	1,989	2006	1998
Phoenix, AZ	29,194	1,149	48,018	5,921	1,149	53,939	6,803	2006	1998
Pineville, NC	—	961	6,974	901	1,069	7,767	1,077	2006	1988
Plantation, FL	9,824	8,563	10,666	1,519	8,575	12,173	2,503	2006	1997
Plantation, FL	9,147	8,848	9,262	—	8,896	9,214	3,563	2006	1996
Plano, TX	—	195	14,805	500	195	15,305	2,133	2005	1995
Plano, TX	—	5,423	20,752	—	5,423	20,752	3,107	2008	2007
Plymouth, WI	1,757	1,250	1,870	—	1,250	1,870	63	2010	1991
Palmer, AK	19,746	—	29,705	630	217	30,118	3,723	2007	2006
Palm Springs, FL	2,774	739	4,066	—	739	4,066	690	2006	1993
Palm Springs, FL	—	1,182	7,765	103	1,182	7,868	1,502	2006	1997
Pearland, TX	—	781	5,517	3	781	5,520	969	2006	2000
Pearland, TX	1,279	948	4,556	74	948	4,630	705	2006	2002
Reno, NV	—	1,117	21,972	260	1,117	22,232	3,404	2010	1991
Sacramento, CA	—	866	12,756	423	866	13,179	1,748	2006	1990
San Bernardino, CA	—	3,700	14,300	326	3,700	14,626	876	2008	1993
San Diego, CA	—	—	22,003	74	—	22,077	1,333	2008	1992
Seattle, WA	—	4,410	39,015	—	4,410	39,015	—	2010	2010
Shakopee, MN	7,266	420	11,360	—	420	11,360	—	2010	1996
Shakopee, MN	12,337	640	18,094	—	640	18,094	—	2010	2007
Sheboygan, WI	1,818	1,012	2,216	—	1,012	2,216	75	2010	1958
Somerville, NJ	—	3,400	22,244	2	3,400	22,246	1,345	2008	2007
San Antonio, TX	—	2,050	16,251	771	2,050	17,022	3,690	2006	1999
San Antonio, TX	—	—	17,303	—	—	17,303	2,387	2007	2007
Stafford, VA	—	—	11,260	—	—	11,260	502	2008	2009
St. Louis, MO	7,602	—	17,247	447	336	17,358	2,662	2007	2001
Suffolk, VA	—	1,530	10,979	—	1,530	10,979	327	2010	2007
Summit, WI	—	2,899	87,666	—	2,899	87,666	4,600	2008	2009
Sewell, NJ	—	—	53,360	3,979	—	57,339	3,100	2007	2009
Oro Valley, AZ	10,363	89	18,339	325	89	18,664	2,424	2007	2004
Tucson, AZ	—	1,302	4,925	146	1,302	5,071	827	2008	1995
Tempe, AZ	5,522	—	9,112	1,864	1,486	9,490	1,486	2007	1996
Tallahassee, FL	—	—	16,404	—	—	16,404	—	2010	2011
Tomball, TX	—	1,404	5,071	560	1,404	5,631	1,242	2006	1982
Trussville, AL	—	1,336	2,177	119	1,336	2,296	828	2006	1990
Tulsa, OK	—	3,003	6,025	20	3,003	6,045	1,307	2006	1992
Viera, FL	—	1,600	10,600	—	1,600	10,600	—	2010	1998
Van Nuys, CA	—	—	36,187	—	—	36,187	1,094	2009	1991
Voorhees, NJ	—	6,404	24,251	1,203	6,404	25,454	3,181	2006	1997
Pewaukee, WI	—	4,700	20,669	—	4,700	20,669	2,308	2007	2007
Webster, TX	—	2,418	12,028	32	2,418	12,060	2,043	2006	1991
Wellington, FL	7,066	107	16,933	129	107	17,062	2,259	2006	2000
Wellington, FL	6,338	—	13,697	351	381	13,667	1,702	2007	2003
Warrington, PA	—	85	23,231	1,653	3,104	21,865	3,360	2008	2001
West Palm Beach, FL	7,061	628	14,740	100	628	14,840	2,217	2006	1993
West Palm Beach, FL	6,518	610	14,618	80	610	14,698	2,691	2006	1991
West Allis, WI	2,486	1,106	3,309	—	1,106	3,309	135	2010	1961
West Seneca, NY	12,698	917	22,435	879	1,296	22,935	3,140	2007	1990
Yorkville, IL	—	1,419	2,816	73	1,419	2,889	623	2006	1980

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated	Year	Year
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Acquired	Built
Total medical facilities	463,478	232,281	2,486,537	90,758	242,742	2,566,834	237,690
Construction in progress	—	—	356,793	—	—	356,793	—
Total continuing operations properties	1,124,045	711,343	7,836,842	420,869	727,050	8,242,004	836,966
Assets held for sale:
Cedar Hill, TX	—	171	894	—	171	894	—	1997	1996
Chicago, IL	—	3,650	1,900	—	3,650	1,900	—	2002	1979
Duncan, OK	—	103	802	—	103	802	—	1995	1996
Desoto, TX	—	205	844	—	205	844	—	1996	1996
Edmond, OK	—	175	940	—	175	940	—	1995	1996
Enid, OK	—	90	817	—	90	817	—	1995	1995
Midwest City, OK	—	95	813	—	95	813	—	1996	1995
Oklahoma City, OK	—	87	919	—	87	919	—	1996	1996
Oklahoma City, OK	—	130	802	—	130	802	—	1995	1996
Palestine, TX	—	173	853	—	173	853	—	1996	1996
Ponca City, OK	—	114	906	—	114	906	—	1995	1995
Waxahachie, TX	—	154	865	—	154	865	—	1996	1996
Houston, TX	—	360	1,999	—	360	1,999	—	2002	1999
Houston, TX	—	360	2,006	—	360	2,006	—	2002	1999
Oklahoma City, OK	—	220	1,994	—	220	1,994	—	1999	1999

Total assets held for sale	—	6,087	17,354	—	6,087	17,354	—

Total investments in real property owned	$1,124,045	$717,430	$7,854,196	$420,869	$733,137	$8,259,358	$836,966

(1)	Includes senior housing triple-net and senior housing operating properties.

(2)	Represents real property asset associated with a capital lease.

	Year Ended December 31,
	2010	2009	2008
	(in thousands)
Reconciliation of real property:
Investment in real estate:
Balance at beginning of year	$6,336,291	$5,979,575	$5,117,005
Additions:
Acquisitions	1,707,421	67,673	451,363
Improvements	398,510	590,394	646,161
Conversions from loans receivable	10,070	—	23,097
Assumed other items, net	208,314	—	1,899
Assumed debt	559,508	—	—
Purchase price adjustments	—	665	—
Reclassification of lease commissions	—	—	2,359

Total additions	2,883,823	658,732	1,124,879
Deductions:
Cost of real estate sold	(216,300)	(260,956)	(219,079)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,372)	(15,837)	(10,582)
Impairment of assets	(947)	(25,223)	(32,648)

Total deductions	(227,619)	(302,016)	(262,309)

Balance at end of year(3)	$8,992,495	$6,336,291	$5,979,575

Accumulated depreciation:
Balance at beginning of year	$677,851	$600,781	$478,373
Additions:
Depreciation and amortization expenses	202,543	164,923	163,045
Amortization of above market leases	2,524	2,061	3,477
Reclassification of lease commissions	—	—	423

Total additions	205,067	166,984	166,945
Deductions:
Sale of properties	(31,919)	(74,244)	(33,578)
Reclassification of accumulated depreciation and amortization for assets held for sale	(14,033)	(15,670)	(10,959)

Total deductions	(45,952)	(89,914)	(44,537)

Balance at end of year	$836,966	$677,851	$600,781

(3)	The aggregate cost for tax purposes for real property equals $8,802,656,000, $6,378,056,000 and $5,977,346,000 at December 31, 2010, 2009 and 2008, respectively.